INCOME TAX (Details) - USD ($) $ in Thousands			3 Months Ended		12 Months Ended
	Dec. 22, 2017	Dec. 21, 2017	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effective income tax rate			98.00%	50.00%	(54.00%)	113.00%	(75.00%)
Federal corporate income rate	21.00%	35.00%			21.00%	21.00%	21.00%
Global Intangible Low-Taxed Income						$ 3,982
Net operating loss carry forwards for federal and state income tax purposes					$ 59,000	$ 24,500	$ 22,900
Excess tax benefits from share-based compensation					$ 10,537
ISRAEL
Effective income tax rate					23.00%	23.00%	23.00%